Expense Example, No Redemption (USD $)	12 Months Ended
Oct. 31, 2011
Vanguard Total International Stock Index Fund - Investor Shares | Vanguard Total International Stock Index Fund
Expense Example, No Redemption:
1 YEAR	$ 23
3 YEAR	71
5 YEAR	124
10 YEAR	280
Vanguard LifeStrategy Growth Fund - Investor Shares | Vanguard LifeStrategy Growth Fund
Expense Example, No Redemption:
1 YEAR	17
3 YEAR	55
5 YEAR	96
10 YEAR	217
Vanguard Developed Markets Index Fund - Investor Shares | Vanguard Developed Markets Index Fund
Expense Example, No Redemption:
1 YEAR	20
3 YEAR	64
5 YEAR	113
10 YEAR	255
Vanguard Total International Stock Index Fund - Admiral Shares | Vanguard Total International Stock Index Fund
Expense Example, No Redemption:
1 YEAR	18
3 YEAR	58
5 YEAR	101
10 YEAR	230
Vanguard LifeStrategy Income Fund - Investor Shares | Vanguard LifeStrategy Income Fund
Expense Example, No Redemption:
1 YEAR	13
3 YEAR	42
5 YEAR	73
10 YEAR	166
Vanguard LifeStrategy Conservative Growth Fund - Investor Shares | Vanguard LifeStrategy Conservative Growth Fund
Expense Example, No Redemption:
1 YEAR	15
3 YEAR	48
5 YEAR	85
10 YEAR	192
Vanguard Developed Markets Index Fund - Institutional Shares | Vanguard Developed Markets Index Fund
Expense Example, No Redemption:
1 YEAR	8
3 YEAR	26
5 YEAR	45
10 YEAR	103
Vanguard LifeStrategy Moderate Growth Fund - Investor Shares | Vanguard LifeStrategy Moderate Growth Fund
Expense Example, No Redemption:
1 YEAR	16
3 YEAR	52
5 YEAR	90
10 YEAR	205
Vanguard Total International Stock Index Fund - Signal Shares | Vanguard Total International Stock Index Fund
Expense Example, No Redemption:
1 YEAR	18
3 YEAR	58
5 YEAR	101
10 YEAR	230
Vanguard Developed Markets Index Fund - Institutional Plus Shares | Vanguard Developed Markets Index Fund
Expense Example, No Redemption:
1 YEAR	6
3 YEAR	19
5 YEAR	34
10 YEAR	77
Vanguard Total International Stock Index Fund - Institutional Shares | Vanguard Total International Stock Index Fund
Expense Example, No Redemption:
1 YEAR	13
3 YEAR	42
5 YEAR	73
10 YEAR	166
Vanguard Total International Stock Index Fund - Institutional Plus Shares | Vanguard Total International Stock Index Fund
Expense Example, No Redemption:
1 YEAR	10
3 YEAR	32
5 YEAR	56
10 YEAR	128
Vanguard Total International Stock Index Fund - ETF Shares | Vanguard Total International Stock Index Fund
Expense Example, No Redemption:
1 YEAR	18
3 YEAR	58
5 YEAR	101
10 YEAR	230
Vanguard Developed Markets Index Fund - Admiral Shares | Vanguard Developed Markets Index Fund
Expense Example, No Redemption:
1 YEAR	12
3 YEAR	39
5 YEAR	68
10 YEAR	$ 154